SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Asset Allocation Fund
Allspring Spectrum Aggressive Growth Fund
Allspring Spectrum Conservative Growth Fund
Allspring Spectrum Growth Fund
Allspring Spectrum Income Allocation Fund
Allspring Spectrum Moderate Growth Fund
(each a “Fund”, together the “Funds”)

At a meeting held November 10-12, 2025, the Board of Trustees of Allspring Funds Trust approved the addition of Allspring Global Investments (UK) Limited as a sub-adviser to the Funds. The following changes are effective on or about December 15, 2025.

I. Prospectus: Effective on or about December 15, 2025, Rushabh Amin will become a portfolio manager to each Fund. Accordingly, for each Fund, the table in the section entitled “Fund Summary – Fund Management” is amended to include the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments (UK) Limited	Rushabh Amin, Portfolio Manager / 2025

In the section entitled “Management of the Fund – The Sub-Adviser and Portfolio Managers” the following is added:

Allspring Global Investments (UK) Limited (“Allspring (UK)”), is a registered investment adviser located at 30 Cannon Street, Third Floor, London, EC4M 6XH. Allspring (UK), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, provides investment advisory services to banking or thrift institutions, investment companies, pension and profit sharing plans, corporations, and state or municipal government entities.

Rushabh Amin

Mr. Amin joined Allspring (UK) or one of its predecessor firms in 2019, where he currently serves as a Senior Portfolio Manager for the Multi-Asset Solutions team. Prior to joining Allspring (UK), Mr. Amin was an Analyst in the Multi-Asset and Macro team at Aviva Investors.

II. Statement of Additional Information Effective December 15, 2025, in the section entitled “Manager and Other Service Providers - Portfolio Managers” the following Other Managed Accounts table is added for each Fund and the Beneficial Ownership table is amended:

Allspring (UK)
Rushabh Amin[1]	Registered Investment Companies
	Number of Accounts	3
	Total Assets Managed	$658.53M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1.	Rushabh Amin became a portfolio manager of the Fund on December 15, 2025. The information presented in this table is as of September 30, 2025, at which time Mr. Amin was not a portfolio manager of the Fund.

With respect to each Fund, the Beneficial Ownership Table is amended to reflect that as of April 30, 2025, Rushabh Amin did not have holdings in the Funds.

November 13, 2025	SUP4312 11-25